Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 31, 2019
Notes Payable [Abstract]
Schedule of promissory notes tables
	31 October 2019	31 July 2019

Balance, beginning	$-	$2,175,000
Issuance of promissory notes	-	4,000,000
Deferred finance costs	-	(822,494)
Repayment of promissory notes	-	(6,695,000)
Early repayment penalty	-	200,000
Interest and accretion expense	-	1,142,494

Balance, ending	$-	$-

	31 July 2019	31 July 2018

Balance, beginning	$2,175,000	$-
Issuance of promissory notes	4,000,000	1,887,863
Deferred finance costs	(822,494)	-
Repayment of promissory notes	(6,695,000)	-
Early repayment penalty	200,000	-
Interest and accretion expense	1,142,494	277,219
Foreign exchange adjustment	-	9,918

Balance, ending	$-	$2,175,000